26. Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Risk Management
Exchange Rates

	2020	2019	2018
	CZK or USD	CZK or USD or	CZK or USD or
	or GBP/EUR	GBP/EUR	GBP/EUR
CZK—Average Rate	0.03780	0.03896	0.03899
CZK—Spot rate	0.03811	0.03936	0.03887

USD—Average Rate	0.87550	0.89326	0.84674
USD—Spot rate	0.81493	0.89015	0.87336

GBP—Average Rate	1.12397	1.1393	1.13031
GBP—Spot rate	1.11231	1.1754	1.11791